                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2111

                       RIVERSOURCE LARGE CAP SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end:  7/31
Date of reporting period: 4/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                       RIVERSOURCE DISCIPLINED EQUITY FUND

                                AT APRIL 30, 2008



APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (99.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.7%)
General Dynamics                                        150,467           $13,605,226
United Technologies                                     170,133            12,329,539
                                                                      ---------------
Total                                                                      25,934,765
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.2%)
United Parcel Service Cl B                               90,748             6,571,063
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.7%)
Johnson Controls                                        666,450            23,499,027
-------------------------------------------------------------------------------------


AUTOMOBILES (0.8%)
Ford Motor                                            1,207,269(b)          9,972,042
General Motors                                          520,406(d)         12,073,419
Harley-Davidson                                         144,208             5,515,956
                                                                      ---------------
Total                                                                      27,561,417
-------------------------------------------------------------------------------------


BEVERAGES (2.4%)
Coca-Cola                                               523,483            30,817,444
Coca-Cola Enterprises                                   139,108             3,129,930
Pepsi Bottling Group                                     80,083             2,699,598
PepsiCo                                                 690,410            47,313,797
                                                                      ---------------
Total                                                                      83,960,769
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.6%)
Biogen Idec                                             346,714(b)         21,042,073
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.2%)
Masco                                                   346,018             6,300,988
-------------------------------------------------------------------------------------


CAPITAL MARKETS (3.8%)
Bear Stearns Companies                                   81,790(d)            877,607
Charles Schwab                                          208,731             4,508,590
E*TRADE Financial                                       256,004(b,d)        1,018,896
Goldman Sachs Group                                      33,556             6,421,612
Lehman Brothers Holdings                                433,434            19,175,120
Merrill Lynch & Co                                      719,901            35,872,667
Morgan Stanley                                          998,145            48,509,846
State Street                                            162,023            11,688,339
T Rowe Price Group                                       67,667             3,962,580
                                                                      ---------------
Total                                                                     132,035,257
-------------------------------------------------------------------------------------


CHEMICALS (3.7%)
Air Products & Chemicals                                 55,173             5,430,678
Ashland                                                   8,000               424,160
Dow Chemical                                            454,484            18,247,533
Ecolab                                                   67,323             3,094,165
Monsanto                                                638,807            72,836,774
PPG Inds                                                 66,308             4,069,322
Praxair                                                 254,218            23,212,646
Sigma-Aldrich                                            59,672             3,402,497
                                                                      ---------------
Total                                                                     130,717,775
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.7%)
BB&T                                                    447,110            15,331,401
Comerica                                                171,854             5,968,489
Fifth Third Bancorp                                     241,732             5,180,317
First Horizon Natl                                      264,891(d)          2,860,823
Huntington Bancshares                                   220,960(d)          2,074,814
KeyCorp                                                 218,200             5,265,166
Marshall & Ilsley                                        55,025             1,374,525
Natl City                                               726,557(d)          4,577,309
SunTrust Banks                                           64,075             3,572,181
Synovus Financial                                       135,983             1,610,039
US Bancorp                                              128,076             4,340,496
Wachovia                                                257,219             7,497,934
                                                                      ---------------
Total                                                                      59,653,494
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                           38,795             1,869,531
RR Donnelley & Sons                                      79,664             2,440,905
                                                                      ---------------
Total                                                                       4,310,436
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.5%)
Ciena                                                    34,385(b)          1,162,557
Juniper Networks                                        390,940(b)         10,797,763
QUALCOMM                                                169,671             7,328,090
                                                                      ---------------
Total                                                                      19,288,410
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (5.0%)
Apple                                                   837,251(b,g)      145,639,811
EMC                                                   1,226,140(b)         18,882,556
IBM                                                      34,285             4,138,200
Lexmark Intl Cl A                                       152,812(b)          4,796,769
QLogic                                                   47,190(b)            753,152
                                                                      ---------------
Total                                                                     174,210,488
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.7%)
Fluor                                                    66,227            10,124,121
Jacobs Engineering Group                                149,899(b)         12,940,781
                                                                      ---------------
Total                                                                      23,064,902
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.1%)
SLM                                                     101,227(b)          1,875,736
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.2%)
Genuine Parts                                           157,293             6,678,661
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                        35,974(b)          1,831,077
H&R Block                                               128,936             2,819,830
                                                                      ---------------
Total                                                                       4,650,907
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (6.0%)
Bank of America                                         704,171            26,434,579
CIT Group                                               222,124             2,418,930
Citigroup                                             4,532,318           114,531,677
CME Group                                                15,365             7,028,719
JPMorgan Chase & Co                                   1,009,925            48,122,927
Leucadia Natl                                           209,784            10,745,136
                                                                      ---------------
Total                                                                     209,281,968
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
Embarq                                                   69,506             2,889,364
Verizon Communications                                  706,965            27,204,014
                                                                      ---------------
Total                                                                      30,093,378
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.3%)
Duke Energy                                             113,096             2,070,788
PPL                                                     148,388             7,125,592
                                                                      ---------------
Total                                                                       9,196,380
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.3%)
Cooper Inds Cl A                                         65,899             2,793,459
Emerson Electric                                        124,001             6,480,292
                                                                      ---------------
Total                                                                       9,273,751
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


ENERGY EQUIPMENT & SERVICES (4.3%)
BJ Services                                              67,770            $1,915,858
Cameron Intl                                            163,192(b)          8,033,942
ENSCO Intl                                               20,563             1,310,480
Natl Oilwell Varco                                      121,258(b)          8,300,110
Schlumberger                                            678,337            68,206,785
Smith Intl                                              117,217             8,968,273
Transocean                                              250,645(b)         36,960,112
Weatherford Intl                                        198,010(b)         15,973,467
                                                                      ---------------
Total                                                                     149,669,027
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.2%)
Costco Wholesale                                         92,638             6,600,458
Safeway                                                 318,606            10,067,950
SUPERVALU                                                79,252             2,623,241
Walgreen                                                 91,836             3,200,485
Wal-Mart Stores                                         950,312(g)         55,099,089
                                                                      ---------------
Total                                                                      77,591,223
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
Dean Foods                                               27,032(b)            628,224
Sara Lee                                                476,830             6,918,803
                                                                      ---------------
Total                                                                       7,547,027
-------------------------------------------------------------------------------------


GAS UTILITIES (0.1%)
Questar                                                  33,023             2,048,417
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Becton Dickinson & Co                                    52,477             4,691,444
CR Bard                                                  41,958             3,951,185
Stryker                                                 239,689            15,539,038
Varian Medical Systems                                   75,590(b)          3,543,659
                                                                      ---------------
Total                                                                      27,725,326
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.8%)
Aetna                                                   110,399             4,813,396
Cardinal Health                                         193,112            10,055,342
CIGNA                                                   511,572            21,849,240
Express Scripts                                         312,689(b)         21,894,484
Health Management Associates Cl A                        67,300(b)            479,849
Humana                                                  103,989(b)          4,969,634
Laboratory Corp of America Holdings                       9,029(b)            682,773
Medco Health Solutions                                  554,391(b)         27,464,530
Quest Diagnostics                                        52,594             2,639,167
Tenet Healthcare                                        456,110(b)          2,919,104
                                                                      ---------------
Total                                                                      97,767,519
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.0%)
Intl Game Technology                                    130,807             4,544,235
McDonald's                                              481,597            28,693,549
Wendy's Intl                                             50,234             1,456,786
                                                                      ---------------
Total                                                                      34,694,570
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.8%)
Black & Decker                                           19,470             1,277,816
Centex                                                  168,771             3,513,812
DR Horton                                               693,693            10,745,305
KB Home                                                 105,989             2,384,753
Lennar Cl A                                             328,636(d)          6,053,475
Pulte Homes                                             202,526             2,640,939
Stanley Works                                            13,005               627,361
                                                                      ---------------
Total                                                                      27,243,461
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (2.6%)
Colgate-Palmolive                                       213,198            15,073,099
Kimberly-Clark                                          257,974            16,507,756
Procter & Gamble                                        898,023            60,212,442
                                                                      ---------------
Total                                                                      91,793,297
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (2.2%)
3M                                                      664,986            51,137,423
Textron                                                 200,580(g)         12,237,386
Tyco Intl                                               331,067(c)         15,490,625
                                                                      ---------------
Total                                                                      78,865,434
-------------------------------------------------------------------------------------


INSURANCE (7.7%)
ACE                                                     378,651(c)         22,828,869
AFLAC                                                   296,486            19,766,722
Allstate                                                913,087            45,983,062
Ambac Financial Group                                   288,197             1,334,352
American Intl Group                                     803,418            37,117,912
Assurant                                                 27,878             1,812,070
Chubb                                                   428,603            22,703,101
Cincinnati Financial                                     28,900             1,037,510
Genworth Financial Cl A                                 656,721            15,143,986
Lincoln Natl                                             53,017             2,850,194
Marsh & McLennan Companies                              323,453             8,924,068
MBIA                                                    209,475(d)          2,178,540
Progressive                                           1,344,704            24,460,166
Prudential Financial                                    152,757            11,565,232
Safeco                                                   97,345             6,496,805
Torchmark                                                89,376             5,786,202
Travelers Companies                                     639,459            32,228,734
Unum Group                                              358,253             8,315,052
XL Capital Cl A                                          65,479(c)          2,284,562
                                                                      ---------------
Total                                                                     272,817,139
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.4%)
Amazon.com                                              171,629(b,g)       13,495,188
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.4%)
Google Cl A                                              81,191(b)         46,627,180
VeriSign                                                 44,026(b)          1,587,137
                                                                      ---------------
Total                                                                      48,214,317
-------------------------------------------------------------------------------------


IT SERVICES (0.3%)
Automatic Data Processing                                19,839               876,884
Paychex                                                  98,702             3,589,792
Total System Services                                    65,805             1,566,159
Western Union                                           159,735             3,673,905
                                                                      ---------------
Total                                                                       9,706,740
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.4%)
Brunswick                                               100,213(g)          1,671,553
Eastman Kodak                                           232,404             4,157,708
Mattel                                                  530,174             9,940,762
                                                                      ---------------
Total                                                                      15,770,023
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.2%)
Applera-Applied Biosystems Group                        128,595(f)          4,103,466
Waters                                                   59,289(b)          3,643,902
                                                                      ---------------
Total                                                                       7,747,368
-------------------------------------------------------------------------------------


MACHINERY (2.5%)
Caterpillar                                             119,248             9,764,026
Cummins                                                 108,942             6,825,216
Danaher                                                  54,259             4,233,287
Deere & Co                                              424,967            35,726,977
Illinois Tool Works                                      61,313             3,206,057
Ingersoll-Rand Cl A                                     296,130(c)         13,142,249
Manitowoc                                                97,078             3,671,490
Parker Hannifin                                         152,440            12,172,334
                                                                      ---------------
Total                                                                      88,741,636
-------------------------------------------------------------------------------------


MEDIA (1.0%)
CBS Cl B                                                766,934            17,693,166
Gannett                                                 498,635            14,270,934
McGraw-Hill Companies                                    16,525               677,360
Meredith                                                 14,134               458,083
New York Times Cl A                                     109,515(d)          2,135,543
                                                                      ---------------
Total                                                                      35,235,086
-------------------------------------------------------------------------------------


METALS & MINING (1.1%)
Freeport-McMoRan Copper & Gold                          277,541            31,570,288
Newmont Mining                                          189,293             8,368,644
                                                                      ---------------
Total                                                                      39,938,932
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.2%)
Family Dollar Stores                                    102,849             2,200,969
Kohl's                                                   85,519(b)          4,177,603
                                                                      ---------------
Total                                                                       6,378,572
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.1%)
NiSource                                                121,389             2,172,863
TECO Energy                                              83,991             1,344,696
                                                                      ---------------
Total                                                                       3,517,559
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (15.3%)
Anadarko Petroleum                                      273,837            18,226,591
Apache                                                   49,069             6,608,613
Chevron                                               1,901,048           182,785,764
ConocoPhillips                                          602,644            51,917,781
Devon Energy                                             48,553             5,505,910
Exxon Mobil                                           1,729,512           160,965,681
Hess                                                     54,510             5,788,962
Marathon Oil                                            375,756            17,123,201
Murphy Oil                                              110,749            10,005,065
Occidental Petroleum                                  1,003,658            83,514,382
                                                                      ---------------
Total                                                                     542,441,950
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


PHARMACEUTICALS (9.2%)
Allergan                                                 68,011            $3,833,780
Barr Pharmaceuticals                                     26,499(b)          1,331,045
Eli Lilly & Co                                          295,088            14,205,536
Forest Laboratories                                     149,667(b)          5,194,942
Johnson & Johnson                                     1,735,639(g)        116,444,021
King Pharmaceuticals                                    400,546(b)          3,761,127
Merck & Co                                              772,283            29,377,645
Mylan                                                   138,890(d)          1,829,181
Pfizer                                                7,576,247           152,358,327
                                                                      ---------------
Total                                                                     328,335,604
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
HCP                                                      98,002             3,498,671
Public Storage                                           26,537             2,406,906
                                                                      ---------------
Total                                                                       5,905,577
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Intel                                                 3,219,212(g)         71,659,659
MEMC Electronic Materials                                44,937(b)          2,829,683
NVIDIA                                                   95,822(b)          1,969,142
                                                                      ---------------
Total                                                                      76,458,484
-------------------------------------------------------------------------------------


SOFTWARE (3.1%)
BMC Software                                             42,712(b)          1,484,669
Electronic Arts                                          70,423(b)          3,624,672
Microsoft                                             2,529,902            72,152,805
Oracle                                                1,507,562(b)         31,432,668
                                                                      ---------------
Total                                                                     108,694,814
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (4.1%)
Abercrombie & Fitch Cl A                                 47,279             3,513,302
AutoNation                                              173,695(b)          2,780,857
AutoZone                                                 41,363(b)          4,994,582
Bed Bath & Beyond                                       172,209(b,d)        5,596,793
Best Buy                                                144,404             6,212,260
GameStop Cl A                                           196,402(b)         10,809,966
Gap                                                     330,498             6,153,873
Home Depot                                            2,249,714            64,791,764
Lowe's Companies                                      1,222,095            30,784,573
Office Depot                                             83,440(b)          1,058,019
RadioShack                                              168,700             2,344,930
Sherwin-Williams                                         53,160(g)          2,940,811
Staples                                                  28,256               613,155
TJX Companies                                            93,120             3,000,326
                                                                      ---------------
Total                                                                     145,595,211
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Coach                                                   206,729(b)          7,353,351
Jones Apparel Group                                     116,009             1,836,422
Liz Claiborne                                           229,550             4,060,740
Nike Cl B                                               250,207            16,713,827
VF                                                       80,201             5,965,350
                                                                      ---------------
Total                                                                      35,929,690
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (2.1%)
Countrywide Financial                                   631,768             3,651,619
Fannie Mae                                            1,127,692            31,913,685
Freddie Mac                                             740,354            18,442,218
Hudson City Bancorp                                     115,238             2,204,503
MGIC Investment                                         217,148(d)          2,829,438
Sovereign Bancorp                                       166,988             1,247,400
Washington Mutual                                     1,067,712(d)         13,122,180
                                                                      ---------------
Total                                                                      73,411,043
-------------------------------------------------------------------------------------


TOBACCO (0.8%)
Altria Group                                            377,005             7,540,100
Philip Morris Intl                                      377,005(b)         19,238,565
                                                                      ---------------
Total                                                                      26,778,665
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.1%)
WW Grainger                                              42,704             3,702,864
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,540,315,921)                                                 $3,492,963,408
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.6%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.72%              57,583,207(h)        $57,583,207
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $57,583,207)                                                       $57,583,207
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,597,899,128)(i)                                              $3,550,546,615
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements, in the most recent Semiannual Report dated Jan. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2008, the value of foreign securities represented 1.5% of net assets.

(d)  At April 30, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.3% of net assets. The Fund's cash equivalent position is 0.3% of net assets.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                              CONTRACTS
---------------------------------------------------------------------------------------
PURCHASE CONTRACTS
S&P 500 Index, June 2008                                                          54


(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2008.

(i) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $3,597,899,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $348,926,000
Unrealized depreciation                                                     (396,278,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(47,352,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                             RIVERSOURCE GROWTH FUND

                                AT APRIL 30, 2008



APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (94.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.9%)
Boeing                                                  867,438           $73,610,789
-------------------------------------------------------------------------------------


AIRLINES (0.3%)
Delta Air Lines                                         124,282(b)          1,057,640
Northwest Airlines                                      325,346(b)          3,142,842
UAL                                                     207,622             3,093,568
                                                                      ---------------
Total                                                                       7,294,050
-------------------------------------------------------------------------------------


BEVERAGES (2.2%)
Coca-Cola                                               187,918            11,062,733
Hansen Natural                                          221,256(b)          7,830,250
Molson Coors Brewing Cl B                               310,916            17,050,633
PepsiCo                                                 280,429            19,217,799
                                                                      ---------------
Total                                                                      55,161,415
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (4.1%)
Amgen                                                   590,894(b)         24,740,732
Genentech                                             1,088,628(b)         74,244,429
Genzyme                                                  71,259(b)          5,013,071
                                                                      ---------------
Total                                                                     103,998,232
-------------------------------------------------------------------------------------


CAPITAL MARKETS (4.0%)
Apollo Mgmt LP                                        1,690,500(d,g)       25,780,125
Goldman Sachs Group                                      10,581             2,024,886
KKR Private Equity Investors LP Unit                  4,267,401            63,584,275
Lehman Brothers Holdings                                 70,115             3,101,888
Merrill Lynch & Co                                       19,166               955,042
Oaktree Capital Group LLC Cl A Unit                     246,000(d,g)        6,888,000
Och-Ziff Capital Management Group LLC Cl A               40,667               789,346
                                                                      ---------------
Total                                                                     103,123,562
-------------------------------------------------------------------------------------


CHEMICALS (0.3%)
Bayer                                                    98,273(c,e)        8,408,700
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (9.1%)
Cisco Systems                                         1,226,313(b)         31,442,665
Comverse Technology                                     568,028(b)          9,903,568
Foundry Networks                                        287,410(b)          3,658,729
Motorola                                                475,860             4,739,566
Nokia ADR                                             2,340,649(c)         70,383,315
QUALCOMM                                              2,299,702            99,324,130
Starent Networks                                        916,740(b,e)       14,502,827
                                                                      ---------------
Total                                                                     233,954,800
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.7%)
Apple                                                   196,592(b)         34,197,178
EMC                                                     446,496(b)          6,876,038
Hewlett-Packard                                         470,108            21,789,506
SanDisk                                                 156,076(b)          4,228,099
Seagate Technology                                      127,987(c)          2,415,115
                                                                      ---------------
Total                                                                      69,505,936
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.5%)
KKR Financial Holdings LLC                              686,368             8,716,873
Liberty Media -- Capital Series A                       303,194(b,h)        4,660,092
                                                                      ---------------
Total                                                                      13,376,965
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (9.0%)
AT&T                                                  2,089,213            80,873,434
Deutsche Telekom                                      2,366,094(c)         42,633,589
Qwest Communications Intl                             2,233,211            11,523,369
Telefonica                                            1,923,735(c)         55,779,067
Telefonica ADR                                          157,260(c)         13,584,119
Telenor                                                 825,812(b,c)       16,719,800
Verizon Communications                                  251,531             9,678,913
                                                                      ---------------
Total                                                                     230,792,291
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.2%)
Suntech Power Holdings ADR                              119,102(b,c,e)      5,327,432
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
Boston Scientific                                     3,577,960(b)         47,694,206
Medtronic                                               159,751             7,776,679
                                                                      ---------------
Total                                                                      55,470,885
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.7%)
AmerisourceBergen                                       321,167            13,023,322
Cardinal Health                                         232,911            12,127,676
Humana                                                  154,925(b)          7,403,866
McKesson                                                514,050            26,792,285
UnitedHealth Group                                      325,881            10,633,497
                                                                      ---------------
Total                                                                      69,980,646
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.1%)
Intl Game Technology                                     67,982             2,361,695
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.8%)
Harman Intl Inds                                        503,320            20,570,688
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.2%)
Colgate-Palmolive                                       191,481            13,537,707
Procter & Gamble                                        247,700            16,608,285
                                                                      ---------------
Total                                                                      30,145,992
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.1%)
Tyco Intl                                                66,546(c)          3,113,687
-------------------------------------------------------------------------------------


INSURANCE (0.5%)
AFLAC                                                    40,978             2,732,003
American Intl Group                                     147,111             6,796,529
Prudential Financial                                     48,679             3,685,487
                                                                      ---------------
Total                                                                      13,214,019
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.9%)
Google Cl A                                              35,409(b)         20,335,034
Yahoo!                                                   52,282(b)          1,433,050
                                                                      ---------------
Total                                                                      21,768,084
-------------------------------------------------------------------------------------


IT SERVICES (0.6%)
HCL Technologies                                         65,150(c)            463,669
MasterCard Cl A                                          51,550            14,339,148
                                                                      ---------------
Total                                                                      14,802,817
-------------------------------------------------------------------------------------


MACHINERY (0.1%)
Flowserve                                                10,826             1,343,398
-------------------------------------------------------------------------------------


MEDIA (14.6%)
Comcast Cl A                                          1,039,424            21,360,163
Liberty Entertainment Series A                          684,313(b,h)       17,757,922
News Corp Cl A                                          615,430            11,016,197
Sirius Satellite Radio                                  436,191(b)          1,121,011
Time Warner                                           1,587,330            23,571,851
Time Warner Cable Cl A                                  189,731(b)          5,312,468


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MEDIA (CONT.)
Virgin Media                                         16,707,911(g,i)     $215,532,053
WorldSpace Cl A                                         447,419(b,e)          666,654
XM Satellite Radio Holdings Cl A                      7,043,538(b)         78,535,449
                                                                      ---------------
Total                                                                     374,873,768
-------------------------------------------------------------------------------------


METALS & MINING (2.5%)
Coeur d'Alene Mines                                   7,242,276(b,e)       22,233,787
Lihir Gold                                           10,691,156(b,c)       29,656,102
Newmont Mining                                          246,590            10,901,744
                                                                      ---------------
Total                                                                      62,791,633
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.5%)
Exxon Mobil                                             295,703            27,521,078
Kinder Morgan Management LLC                                 --(b)                 22
Valero Energy                                           215,703            10,537,092
                                                                      ---------------
Total                                                                      38,058,192
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (2.1%)
Avon Products                                         1,043,689            40,724,745
Herbalife                                               286,766(c)         12,554,615
                                                                      ---------------
Total                                                                      53,279,360
-------------------------------------------------------------------------------------


PHARMACEUTICALS (9.0%)
Bristol-Myers Squibb                                  3,287,947            72,236,195
Elan ADR                                                356,795(b,c)        9,380,141
Eli Lilly & Co                                          209,558            10,088,122
Johnson & Johnson                                        80,696             5,413,895
Merck & Co                                            1,214,023(i)         46,181,435
Pfizer                                                2,474,708            49,766,378
Schering-Plough                                         689,509            12,693,861
Wyeth                                                   521,775            23,203,334
                                                                      ---------------
Total                                                                     228,963,361
-------------------------------------------------------------------------------------


ROAD & RAIL (1.6%)
Hertz Global Holdings                                 3,236,739(b)         41,624,464
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Analog Devices                                           91,631             2,951,435
Himax Technologies ADR                                1,884,148(c)          9,477,264
Infineon Technologies                                 2,853,569(b,c)       26,777,926
Intel                                                 1,032,461            22,982,582
ON Semiconductor                                        144,324(b)          1,078,100
Spansion Cl A                                         4,774,024(b)         15,754,279
Texas Instruments                                       509,605            14,860,082
                                                                      ---------------
Total                                                                      93,881,668
-------------------------------------------------------------------------------------


SOFTWARE (5.2%)
Microsoft                                             3,445,021            98,251,998
Nintendo ADR                                            506,977(c)         34,623,944
                                                                      ---------------
Total                                                                     132,875,942
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (--%)
Office Depot                                             49,757(b)            630,919
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.3%)
Countrywide Financial                                   220,347(e)          1,273,606
Freddie Mac                                             238,154             5,932,416
                                                                      ---------------
Total                                                                       7,206,022
-------------------------------------------------------------------------------------


TOBACCO (2.4%)
Altria Group                                          1,230,787            24,615,740
Philip Morris Intl                                      706,054(b)         36,029,936
                                                                      ---------------
Total                                                                      60,645,676
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (7.3%)
MTN Group                                               182,285(c)          3,485,442
Orascom Telecom Holding GDR                              74,365(c)          5,562,502
Sprint Nextel                                           346,452             2,768,151
Turkcell ADR                                            170,844(c)          3,442,507
Vodafone Group                                       44,286,659(c)        141,145,191
Vodafone Group ADR                                      993,598(c)         31,457,313
                                                                      ---------------
Total                                                                     187,861,106
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,621,255,246)                                                 $2,420,018,194
-------------------------------------------------------------------------------------





OPTIONS PURCHASED (0.6%)
                                          EXERCISE      EXPIRATION
ISSUER                        CONTRACTS     PRICE          DATE              VALUE(a)
CALLS
Altria Group(j)
Virgin Media(j)
Vodafone Group ADR(j)           409,530     $100.00        Jan. 2009         $905,061
Amerisource Bergen
Bristol Myers Squibb(j)
Nokia ADR(j)                    370,200      100.00        Jan. 2009        1,180,938
Genentech                        12,628       80.00        June 2008          789,250
Hong Kong Dollar              1,727,158        7.73       March 2009          842,335
Merck & Co                       34,885       42.50         May 2008          261,638
Virgin Media                     16,687       17.50        June 2008          250,305
Virgin Media(j)
Vodafone Group ADR(j)
XM Satellite Radio Cl A(j)      364,026      100.00        Jan. 2009        1,496,148
XM Satellite Radio Cl A           6,219       11.00         May 2008          404,235
XM Satellite Radio Cl A           5,646       13.00         May 2008           70,575
-------------------------------------------------------------------------------------


PUTS
Energy Select Sector SPDR         1,702       75.00         May 2008           60,421
Goldman Sachs Group             401,882      446.25        Aug. 2008        5,326,392
Russell 1000 Growth Index         4,289      577.61        June 2008        3,910,084
-------------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
(Cost: $28,273,602)                                                       $15,497,382
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.3%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.72%              85,233,673(k)        $85,233,673
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $85,233,673)                                                       $85,233,673
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,734,762,521)(l)                                              $2,520,749,249
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2008, the value of foreign securities represented 20.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $32,668,125 or 1.3% of net assets.

(e)  At April 30, 2008, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.2% of net assets. The Fund's cash equivalent position is 2.1% of net assets.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                  COST
----------------------------------------------------------------------------
Apollo Mgmt LP*                      08-02-07 thru 03-07-08      $37,922,825
Oaktree Capital Group LLC Cl A
  Unit*                              05-21-07 thru 11-19-07       10,031,400
Virgin Media                         12-02-05 thru 04-15-08      346,879,702


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.


--------------------------------------------------------------------------------
2  RIVERSOURCE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

(h) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(i) At April 30, 2008, securities valued at $99,297,792 were held to cover open call options written as follows:

                                                                   EXERCISE    EXPIRATION
ISSUER                                                CONTRACTS      PRICE        DATE       VALUE(A)
-----------------------------------------------------------------------------------------------------
Merck & Co                                              21,988      $47.50       May 2008     $54,970
Virgin Media                                            12,136       22.50      June 2008      60,680

-----------------------------------------------------------------------------------------------------
Total value                                                                                  $115,650
-----------------------------------------------------------------------------------------------------


(j) Represents a worst-of-call-option that is a bundle of long forwards. All mature on the option's expiration date but have different underliers. At expiration, only one settles and this is chosen in the issuer's favor.

(k) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2008.

(l) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $2,734,763,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $110,341,000
Unrealized depreciation                                                     (324,355,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(214,014,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE LARGE CAP EQUITY FUND

                                AT APRIL 30, 2008



APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (95.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (4.2%)
Boeing                                                1,022,797           $86,794,554
DRS Technologies                                         27,061             1,689,689
General Dynamics                                         52,936             4,786,473
Goodrich                                                195,609            13,330,753
Honeywell Intl                                          541,576            32,169,614
L-3 Communications Holdings                             120,388            13,417,243
Lockheed Martin                                         186,890            19,817,816
Northrop Grumman                                         20,339             1,496,340
Spirit Aerosystems Holdings Cl A                        185,376(b)          5,407,418
United Technologies                                     313,256            22,701,662
                                                                      ---------------
Total                                                                     201,611,562
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                               34,006             2,462,374
-------------------------------------------------------------------------------------


AIRLINES (0.2%)
Delta Air Lines                                          75,849(b)            645,475
Northwest Airlines                                      437,375(b)          4,225,043
UAL                                                     162,979             2,428,387
                                                                      ---------------
Total                                                                       7,298,905
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                   30,858(b)            826,377
Johnson Controls                                         76,286             2,689,845
                                                                      ---------------
Total                                                                       3,516,222
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Fiat                                                     73,010(c)          1,640,428
Ford Motor                                              548,416(b)          4,529,916
General Motors                                           72,726             1,687,243
Harley-Davidson                                          30,642             1,172,057
                                                                      ---------------
Total                                                                       9,029,644
-------------------------------------------------------------------------------------


BEVERAGES (2.0%)
Coca-Cola                                               590,986            34,791,346
Hansen Natural                                          216,995(b)          7,679,453
Molson Coors Brewing Cl B                               442,731            24,279,368
Pepsi Bottling Group                                     15,903               536,090
PepsiCo                                                 433,031            29,675,614
                                                                      ---------------
Total                                                                      96,961,871
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (1.8%)
Amgen                                                   639,235(b)         26,764,769
Celgene                                                  28,775(b)          1,788,079
Genentech                                               748,099(b)         51,020,352
Genzyme                                                  90,887(b)          6,393,900
                                                                      ---------------
Total                                                                      85,967,100
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Masco                                                   253,641(f)          4,618,802
Trane                                                    22,327             1,038,429
                                                                      ---------------
Total                                                                       5,657,231
-------------------------------------------------------------------------------------


CAPITAL MARKETS (4.1%)
Apollo Mgmt LP                                        1,410,700(d,h)       21,513,175
Bank of New York Mellon                                 288,757            12,569,592
BlackRock                                                11,193             2,258,635
Blackstone Group LP                                     139,130             2,597,557
Goldman Sachs Group                                     141,182            27,017,999
KKR Private Equity Investors LP Unit                  2,677,260            39,891,175
Legg Mason                                               16,693             1,006,254
Lehman Brothers Holdings                                324,528            14,357,119
Merrill Lynch & Co                                      584,019            29,101,667
Morgan Stanley                                          442,585            21,509,631
Oaktree Capital Group LLC Cl A Unit                     331,941(d,h)        9,294,348
Och-Ziff Capital Management Group LLC Cl A              142,883(f)          2,773,359
State Street                                            199,442            14,387,746
                                                                      ---------------
Total                                                                     198,278,257
-------------------------------------------------------------------------------------


CHEMICALS (1.3%)
Air Products & Chemicals                                 27,552             2,711,943
Ashland                                                  37,469             1,986,606
Bayer                                                    59,993(c,f)        5,133,283
Dow Chemical                                            459,724            18,457,920
Eastman Chemical                                         48,323             3,551,741
Ecolab                                                   22,549             1,036,352
EI du Pont de Nemours & Co                              274,146            13,408,481
Hercules                                                 14,581               274,123
Intl Flavors & Fragrances                                10,409               474,754
Monsanto                                                 70,405             8,027,578
PPG Inds                                                 21,047             1,291,654
Praxair                                                  40,246             3,674,862
Rohm & Haas                                              16,106               860,866
Sigma-Aldrich                                            16,624               947,900
                                                                      ---------------
Total                                                                      61,838,063
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.2%)
BB&T                                                    174,729             5,991,457
Comerica                                                 58,523             2,032,504
M&T Bank                                                  9,018               840,748
Marshall & Ilsley                                        32,044               800,459
Natl City                                                76,133(f)            479,638
PNC Financial Services Group                             99,331             6,888,605
Regions Financial                                             1                    22
US Bancorp                                              302,258            10,243,524
Wachovia                                                602,014            17,548,707
Wells Fargo & Co                                        441,169            13,124,778
Zions Bancorporation                                     12,933               599,445
                                                                      ---------------
Total                                                                      58,549,887
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste Inds                                        43,320(b)            535,435
Avery Dennison                                           13,680               659,239
Cintas                                                   16,783               496,945
Equifax                                                  12,390               474,165
Monster Worldwide                                        16,128(b)            392,394
Pitney Bowes                                             27,119               979,267
Robert Half Intl                                         20,406               483,622
RR Donnelley & Sons                                      27,604               845,787
Waste Management                                         63,641             2,297,441
                                                                      ---------------
Total                                                                       7,164,295
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (4.6%)
Ciena                                                    11,423(b)            386,212
Cisco Systems                                         1,899,581(b)         48,705,257
Comverse Technology                                     346,664(b)          6,044,087
Corning                                                  62,564             1,671,084
Foundry Networks                                        175,405(b)          2,232,906
JDS Uniphase                                             29,829(b)            426,853
Juniper Networks                                         67,268(b)          1,857,942
Motorola                                              1,154,268            11,496,509
Nokia ADR                                             1,742,339(c)         52,392,133
QUALCOMM                                              1,918,724            82,869,689
Starent Networks                                        555,847(b)          8,793,500
Telefonaktiebolaget LM Ericsson ADR                     129,481(c)          3,265,511
Tellabs                                                  53,161(b)            274,311
                                                                      ---------------
Total                                                                     220,415,994
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


COMPUTERS & PERIPHERALS (3.1%)
Apple                                                   261,913(b)        $45,559,766
Dell                                                    468,536(b)          8,728,826
EMC                                                     398,028(b)          6,129,631
Hewlett-Packard                                       1,014,071            47,002,190
IBM                                                     291,073            35,132,511
SanDisk                                                 235,550(b)          6,381,050
Seagate Technology                                       78,110(c)          1,473,936
                                                                      ---------------
Total                                                                     150,407,910
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
Fluor                                                    55,856             8,538,707
KBR                                                     267,480             7,714,123
                                                                      ---------------
Total                                                                      16,252,830
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                         13,924               958,250
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.5%)
American Express                                        269,383            12,935,772
Capital One Financial                                   226,647            12,012,291
SLM                                                      29,564(b)            547,821
                                                                      ---------------
Total                                                                      25,495,884
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (--%)
Ball                                                     12,533               674,025
Bemis                                                    12,800               336,640
Pactiv                                                   16,753(b)            398,554
Sealed Air                                               20,763               525,096
Temple-Inland                                            35,351               412,546
                                                                      ---------------
Total                                                                       2,346,861
-------------------------------------------------------------------------------------


DISTRIBUTORS (--%)
Genuine Parts                                            21,238               901,765
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                        17,648(b)            898,283
H&R Block                                                41,802               914,210
                                                                      ---------------
Total                                                                       1,812,493
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (4.0%)
Bank of America                                       2,017,312            75,729,893
CIT Group                                                24,756               269,593
Citigroup                                             1,433,853            36,233,465
CME Group                                                 6,598             3,018,255
Consumer Discretionary Select Sector SPDR
 Fund                                                    41,983             1,320,365
IntercontinentalExchange                                 21,823(b)          3,385,838
iShares Dow Jones US Healthcare Sector Index
 Fund                                                         1                    64
JPMorgan Chase & Co                                   1,202,883            57,317,375
KKR Financial Holdings LLC                              509,946             6,476,314
Leucadia Natl                                            21,733             1,113,164
Liberty Media -- Capital Series A                       185,038(b,e)        2,844,034
Materials Select Sector SPDR Fund                        53,049             2,244,503
NYMEX Holdings                                           12,721             1,177,965
NYSE Euronext                                            32,857             2,171,848
                                                                      ---------------
Total                                                                     193,302,676
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (6.2%)
AT&T                                                  3,320,938           128,553,509
Cbeyond                                                  59,497(b)          1,174,471
Chunghwa Telecom ADR                                          1(c)                 26
Citizens Communications                                 180,760             1,937,747
Deutsche Telekom                                      1,672,841(c)         30,142,173
Embarq                                                        1                    42
Global Crossing                                         381,070(b,c)        6,371,490
Qwest Communications Intl                             2,169,349            11,193,841
Telefonica                                            1,168,141(c)         33,870,473
Telefonica ADR                                           95,975(c)          8,290,321
Telenor                                                 508,957(b,c)       10,304,596
Time Warner Telecom Cl A                                113,406(b)          2,222,758
Verizon Communications                                1,689,417            65,008,766
Windstream                                              175,927             2,065,383
                                                                      ---------------
Total                                                                     301,135,596
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.7%)
Allegheny Energy                                         21,485             1,155,893
American Electric Power                                  51,446             2,296,035
Duke Energy                                             162,251             2,970,816
Edison Intl                                              41,860             2,183,836
Entergy                                                 134,457            15,443,731
Exelon                                                  238,442            20,382,021
FirstEnergy                                              39,165             2,962,441
FPL Group                                               102,275             6,779,810
Pepco Holdings                                           25,838               643,625
Pinnacle West Capital                                    54,918             1,863,917
PPL                                                     115,825             5,561,917
Progress Energy                                          33,417             1,403,180
Southern                                                467,705            17,412,657
                                                                      ---------------
Total                                                                      81,059,879
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric                                        430,608            22,503,574
Suntech Power Holdings ADR                               72,687(b,c)        3,251,290
                                                                      ---------------
Total                                                                      25,754,864
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Agilent Technologies                                     15,818(b)            477,862
Amphenol Cl A                                            42,843             1,978,490
Tyco Electronics                                        142,227             5,320,712
                                                                      ---------------
Total                                                                       7,777,064
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.3%)
Baker Hughes                                             37,286             3,015,692
ENSCO Intl                                               41,369             2,636,446
Halliburton                                             211,059             9,689,719
Nabors Inds                                              31,397(b,c)        1,178,643
Natl Oilwell Varco                                      124,698(b)          8,535,578
Noble                                                    30,960             1,742,429
Pride Intl                                              135,201(b)          5,739,282
Rowan Companies                                          13,145               512,524
Schlumberger                                            136,397            13,714,718
Transocean                                               82,395(b)         12,149,967
Weatherford Intl                                         65,259(b)          5,264,444
                                                                      ---------------
Total                                                                      64,179,442
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.4%)
Costco Wholesale                                         57,605             4,104,356
CVS Caremark                                            281,274            11,355,032
Kroger                                                   85,649             2,333,935
Safeway                                                 136,357             4,308,881
SUPERVALU                                                25,134               831,935
SYSCO                                                    74,758             2,285,352
Walgreen                                                178,199             6,210,235
Wal-Mart Stores                                         602,986            34,961,129
Whole Foods Market                                       17,101(f)            558,177
                                                                      ---------------
Total                                                                      66,949,032
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.6%)
Archer-Daniels-Midland                                   78,967             3,479,286
General Mills                                            96,205             5,810,782
Kellogg                                                 122,708             6,278,968
Kraft Foods Cl A                                        416,786            13,182,942
Tyson Foods Cl A                                         30,555               543,879
                                                                      ---------------
Total                                                                      29,295,857
-------------------------------------------------------------------------------------


GAS UTILITIES (0.1%)
Nicor                                                     6,220               218,446
ONEOK                                                    96,687             4,652,579
Questar                                                  22,200             1,377,066
                                                                      ---------------
Total                                                                       6,248,091
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Boston Scientific                                     3,766,381(b)         50,205,858
China Medical Technologies ADR                          106,808(c)          3,994,619
Covidien                                                173,666             8,108,466
Medtronic                                               257,195            12,520,253
St. Jude Medical                                         29,408(b)          1,287,482
                                                                      ---------------
Total                                                                      76,116,678
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.9%)
Aetna                                                   198,973             8,675,223
AmerisourceBergen                                       216,491             8,778,710
Cardinal Health                                         260,752            13,577,357
CIGNA                                                   128,635             5,494,001
Coventry Health Care                                     19,876(b)            889,053
Express Scripts                                          32,479(b)          2,274,180
Humana                                                  116,413(b)          5,563,377
Laboratory Corp of America Holdings                      14,196(b)          1,073,502
McKesson                                                393,758            20,522,666
Medco Health Solutions                                   67,310(b)          3,334,537
Patterson Companies                                      16,618(b)            568,336
Quest Diagnostics                                        20,204             1,013,837
Tenet Healthcare                                         60,947(b)            390,061
UnitedHealth Group                                      433,271            14,137,632
WellPoint                                                69,625(b)          3,463,844
                                                                      ---------------
Total                                                                      89,756,316
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (--%)
IMS Health                                               23,555               582,986
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.7%)
Chipotle Mexican Grill Cl B                                   1(b)                 85
Darden Restaurants                                      100,314             3,569,172
Intl Game Technology                                    318,039            11,048,675
Marriott Intl Cl A                                      174,627             5,989,706
McDonald's                                              161,118             9,599,410
Pinnacle Entertainment                                   88,206(b,i)        1,368,957
Starbucks                                                96,422(b)          1,564,929
Vail Resorts                                              8,936(b)            436,345
Yum! Brands                                              18,626               757,706
                                                                      ---------------
Total                                                                      34,334,985
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.1%)
Black & Decker                                            7,827               513,686
Centex                                                  266,798             5,554,734
DR Horton                                               445,665             6,903,351


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOUSEHOLD DURABLES (CONT.)
Harman Intl Inds                                        377,304           $15,420,415
Hovnanian Enterprises Cl A                              314,021(b,f)        3,711,728
KB Home                                                 310,235(f)          6,980,288
Leggett & Platt                                          21,533               357,448
Lennar Cl A                                             203,469             3,747,899
Meritage Homes                                           76,895(b,f)        1,458,698
Newell Rubbermaid                                       103,563             2,126,148
NVR                                                       2,416(b)          1,482,216
Snap-On                                                   7,412               439,606
Standard-Pacific                                        272,322(f)          1,377,949
Stanley Works                                            10,056               485,101
Whirlpool                                                 9,715               707,058
                                                                      ---------------
Total                                                                      51,266,325
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.2%)
Colgate-Palmolive                                       330,407            23,359,775
Procter & Gamble                                        490,009            32,855,103
                                                                      ---------------
Total                                                                      56,214,878
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                                      85,985(b)          1,492,700
Constellation Energy Group                               22,859             1,935,014
Dynegy Cl A                                              63,710(b)            549,180
                                                                      ---------------
Total                                                                       3,976,894
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.5%)
3M                                                       36,641             2,817,693
General Electric                                      1,975,309            64,592,604
Tyco Intl                                               146,325(c)          6,846,547
                                                                      ---------------
Total                                                                      74,256,844
-------------------------------------------------------------------------------------


INSURANCE (3.6%)
ACE                                                     423,274(c)         25,519,189
AFLAC                                                   337,156            22,478,191
Allstate                                                 23,278             1,172,280
American Intl Group                                   1,038,855            47,995,101
Aon                                                       8,431               382,683
Arch Capital Group                                       36,460(b,c)        2,575,899
Assurant                                                 15,532             1,009,580
Assured Guaranty                                        136,550(c)          3,453,350
Chubb                                                   148,607             7,871,713
Endurance Specialty Holdings                             61,085(c)          2,268,086
Hartford Financial Services Group                       259,486            18,493,567
MetLife                                                 144,328             8,782,359
Principal Financial Group                                13,535               726,288
Prudential Financial                                    355,782            26,936,255
Validus Holdings                                        102,839(c)          2,339,587
XL Capital Cl A                                          62,843(c)          2,192,592
                                                                      ---------------
Total                                                                     174,196,720
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                               39,628(b)          3,115,950
Expedia                                                  26,786(b)            676,614
IAC/InterActiveCorp                                      23,215(b)            483,104
                                                                      ---------------
Total                                                                       4,275,668
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.9%)
Akamai Technologies                                      21,472(b)            768,053
eBay                                                    143,312(b)          4,484,232
Equinix                                                  24,807(b)          2,243,049
Google Cl A                                              51,853(b)         29,778,660
VeriSign                                                 27,416(b)            988,347
Yahoo!                                                  203,702(b)          5,583,472
                                                                      ---------------
Total                                                                      43,845,813
-------------------------------------------------------------------------------------


IT SERVICES (1.1%)
Accenture Cl A                                            8,114(c)            304,681
Affiliated Computer Services Cl A                       101,296(b)          5,365,649
Automatic Data Processing                               139,927             6,184,772
Broadridge Financial Solutions                                1                    19
Cognizant Technology Solutions Cl A                      66,084(b)          2,131,209
Convergys                                                18,176(b)            285,727
Electronic Data Systems                                 173,976             3,228,995
Fidelity Natl Information Services                       34,880             1,257,773
Fiserv                                                   36,299(b)          1,834,914
HCL Technologies                                        217,097(c)          1,545,069
MasterCard Cl A                                          78,030            21,704,824
Paychex                                                  11,781               428,475
Satyam Computer Services ADR                             27,039(c)            694,362
Unisys                                                   39,910(b)            166,026
Visa Cl A                                                44,420(b)          3,706,849
Western Union                                           109,854             2,526,642
                                                                      ---------------
Total                                                                      51,365,986
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (--%)
Brunswick                                                11,250               187,650
Eastman Kodak                                            37,020               662,288
Hasbro                                                   18,321               651,495
Mattel                                                   46,427               870,506
                                                                      ---------------
Total                                                                       2,371,939
-------------------------------------------------------------------------------------


MACHINERY (1.4%)
Caterpillar                                             199,892            16,367,157
Deere & Co                                              203,563            17,113,541
Flowserve                                               164,722            20,440,353
Ingersoll-Rand Cl A                                      37,360(c)          1,658,037
Navistar Intl                                             7,584(b)            499,406
Parker Hannifin                                         169,196            13,510,301
                                                                      ---------------
Total                                                                      69,588,795
-------------------------------------------------------------------------------------


MEDIA (7.0%)
CBS Cl B                                                 85,654             1,976,038
Clear Channel Communications                             31,958               963,534
Comcast Cl A                                          1,172,636            24,097,670
Comcast Special Cl A                                    186,735             3,779,516
DIRECTV Group                                           198,163(b)          4,882,736
DISH Network Cl A                                        46,796(b)          1,396,393
EW Scripps Cl A                                          11,224               504,070
Gannett                                                  22,052               631,128
Interpublic Group of Companies                           58,958(b)            533,570
Liberty Entertainment Series A                          417,633(b,e)       10,837,576
McGraw-Hill Companies                                    32,092             1,315,451
Meredith                                                  4,158               134,761
New York Times Cl A                                      13,627(f)            265,727
News Corp Cl A                                        1,385,560            24,801,524
Omnicom Group                                            20,849               995,331
Sirius Satellite Radio                                  784,547(b,f)        2,016,286
Time Warner                                           2,355,792            34,983,511
Time Warner Cable Cl A                                  115,792(b)          3,242,176
Viacom Cl B                                             212,290(b)          8,160,428
Virgin Media                                         10,863,599(h,k)      140,140,426
Vivendi                                                 234,734(b,c)        9,555,009
Walt Disney                                             467,371            15,156,842
Washington Post Cl B                                        553               362,547
WorldSpace Cl A                                         263,942(b,f)          393,274
XM Satellite Radio Holdings Cl A                      4,298,634(b)         47,929,769
                                                                      ---------------
Total                                                                     339,055,293
-------------------------------------------------------------------------------------


METALS & MINING (1.3%)
Alcoa                                                   287,732(i)         10,007,319
Allegheny Technologies                                   12,970               892,725
Coeur d'Alene Mines                                   4,419,922(b,f)       13,569,161
Freeport-McMoRan Copper & Gold                           49,177             5,593,884
Lihir Gold                                            6,600,358(b,c)       18,308,674
Newmont Mining                                          208,730             9,227,935
Nucor                                                    37,008             2,794,104
Titanium Metals                                          12,309               187,589
                                                                      ---------------
Total                                                                      60,581,391
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.5%)
JC Penney                                               241,537            10,265,323
Kohl's                                                   99,132(b)          4,842,598
Macy's                                                   72,299             1,828,442
Nordstrom                                                24,923               878,785
Saks                                                     10,045(b)            130,685
Target                                                   79,595             4,228,882
                                                                      ---------------
Total                                                                      22,174,715
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.6%)
Ameren                                                   26,817             1,216,419
CenterPoint Energy                                       42,057               640,108
CMS Energy                                               28,930               421,799
Consolidated Edison                                      34,964             1,454,502
Dominion Resources                                      241,501            10,478,728
DTE Energy                                               20,972               845,381
Integrys Energy Group                                     9,819               470,232
NiSource                                                 35,223               630,492
PG&E                                                     45,706             1,828,240
Public Service Enterprise Group                          65,326             2,868,465
Sempra Energy                                            33,572             1,902,525
TECO Energy                                              27,098               433,839
Xcel Energy                                             311,097             6,470,818
                                                                      ---------------
Total                                                                      29,661,548
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (--%)
Xerox                                                    74,961             1,047,205
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (9.2%)
Anadarko Petroleum                                       69,534             4,628,183
Apache                                                   20,944             2,820,738
BP ADR                                                  182,600(c)         13,291,454
Chesapeake Energy                                        58,170             3,007,389
Chevron                                                 883,415            84,940,352
ConocoPhillips                                          460,828            39,700,332
CONSOL Energy                                            25,459             2,061,161
Devon Energy                                            124,316            14,097,434
El Paso                                                  89,506             1,534,133
EOG Resources                                            16,349             2,133,218
Exxon Mobil                                           1,983,524           184,606,579


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Marathon Oil                                            142,023            $6,471,988
Occidental Petroleum                                    118,255             9,839,999
Patriot Coal                                              3,558(b)            235,006
Peabody Energy                                           35,585             2,175,311
Range Resources                                           2,370               157,321
Royal Dutch Shell ADR                                    49,665(c)          3,988,596
Ship Finance Intl                                       109,566(c)          3,322,041
Spectra Energy                                           82,234             2,031,180
Sunoco                                                   65,862             3,056,655
Tesoro                                                   18,476               464,487
Total                                                   325,518(c)         27,415,744
Valero Energy                                           367,744            17,964,294
Williams Companies                                       78,588             2,789,874
XTO Energy                                               75,518             4,671,543
                                                                      ---------------
Total                                                                     437,405,012
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                              238,568             6,243,325
MeadWestvaco                                             22,336               587,437
Weyerhaeuser                                             99,701             6,368,899
                                                                      ---------------
Total                                                                      13,199,661
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (1.1%)
Avon Products                                         1,027,662            40,099,371
Herbalife                                               286,663(c)         12,550,106
                                                                      ---------------
Total                                                                      52,649,477
-------------------------------------------------------------------------------------


PHARMACEUTICALS (6.8%)
Bristol-Myers Squibb                                  4,124,934            90,624,800
Elan ADR                                                217,750(b,c)        5,724,648
Eli Lilly & Co                                          304,738            14,670,087
Johnson & Johnson                                       327,273            21,956,746
Merck & Co                                            1,489,948(k)         56,677,622
Pfizer                                                4,563,812            91,778,258
Roche Holding                                            10,019(c)          1,671,284
Schering-Plough                                         525,478             9,674,050
Teva Pharmaceutical Inds ADR                             33,470(c)          1,565,727
Wyeth                                                   703,313            31,276,329
                                                                      ---------------
Total                                                                     325,619,551
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Annaly Capital Management                                85,395             1,431,220
Apartment Investment & Management Cl A                   80,404             2,973,340
AvalonBay Communities                                     5,091               507,827
Boston Properties                                        10,766             1,081,875
Developers Diversified Realty                             4,456               191,385
HCP                                                      30,108             1,074,856
Host Hotels & Resorts                                    39,590               680,948
Kimco Realty                                             13,509               539,144
MFA Mtge Investments                                    425,830             2,976,552
Plum Creek Timber                                        21,936               895,866
ProLogis                                                 28,729             1,798,723
Public Storage                                           11,984             1,086,949
Simon Property Group                                     20,937             2,090,769
Vornado Realty Trust                                     12,374             1,151,896
                                                                      ---------------
Total                                                                      18,481,350
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                               9,881(b)            228,449
-------------------------------------------------------------------------------------


ROAD & RAIL (0.6%)
CSX                                                      32,911             2,071,747
Hertz Global Holdings                                 2,002,258(b)         25,749,038
Norfolk Southern                                         47,138             2,808,482
                                                                      ---------------
Total                                                                      30,629,267
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Analog Devices                                          174,403             5,617,521
Applied Materials                                        69,479             1,296,478
Atmel                                                   684,731(b)          2,547,199
Cypress Semiconductor                                   136,890(b)          3,849,347
Himax Technologies ADR                                1,149,885(c)          5,783,922
Infineon Technologies                                 1,747,882(b,c)       16,402,146
Infineon Technologies ADR                               272,965(b,c)        2,522,197
Intel                                                 1,892,515            42,127,383
Intersil Cl A                                            17,547               468,856
KLA-Tencor                                               15,975               697,788
LSI                                                     473,261(b)          2,934,218
MEMC Electronic Materials                                34,453(b)          2,169,505
Microchip Technology                                     20,809               764,731
Micron Technology                                       825,599(b)          6,373,624
NVIDIA                                                   75,972(b)          1,561,225
ON Semiconductor                                        387,211(b)          2,892,466
PMC-Sierra                                              181,291(b)          1,408,631
Spansion Cl A                                         3,791,636(b)         12,512,399
Texas Instruments                                       544,766(i)         15,885,377
                                                                      ---------------
Total                                                                     127,815,013
-------------------------------------------------------------------------------------


SOFTWARE (3.1%)
ACI Worldwide                                            32,858(b)            726,162
Adobe Systems                                            68,327(b)          2,547,914
Autodesk                                                 29,665(b)          1,127,270
BMC Software                                             24,684(b)            858,016
CA                                                       50,129             1,109,856
Citrix Systems                                           23,805(b)            779,614
Compuware                                                35,230(b)            265,634
Electronic Arts                                          40,699(b)          2,094,778
Intuit                                                   42,106(b)          1,135,599
Microsoft                                             3,565,351           101,683,810
Nintendo ADR                                            309,405(c)         21,130,783
Novell                                                   47,943(b)            301,082
Oracle                                                  696,851(b)         14,529,343
Quest Software                                           67,762(b)            902,590
Symantec                                                108,747(b)          1,872,623
Synchronoss Technologies                                 27,002(b)            563,532
                                                                      ---------------
Total                                                                     151,628,606
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.0%)
Abercrombie & Fitch Cl A                                 39,324             2,922,166
AutoNation                                               17,346(b)            277,709
AutoZone                                                  5,523(b)            666,902
Bed Bath & Beyond                                        34,939(b)          1,135,518
Best Buy                                                 36,635             1,576,038
Gap                                                     173,270             3,226,287
Home Depot                                              402,433            11,590,070
Limited Brands                                           77,357             1,432,652
Lowe's Companies                                        587,298(i)         14,794,036
Office Depot                                             66,245(b)            839,987
OfficeMax                                                 9,752               178,169
Penske Automotive Group                                  48,455             1,014,163
RadioShack                                               16,843               234,118
Sherwin-Williams                                         13,095               724,415
Staples                                                  90,061             1,954,324
Tiffany & Co                                             18,038               785,375
TJX Companies                                           192,190             6,192,362
                                                                      ---------------
Total                                                                      49,544,291
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Jones Apparel Group                                      12,431               196,783
Liz Claiborne                                            12,781               226,096
Nike Cl B                                                49,192             3,286,025
Polo Ralph Lauren                                        14,204               882,210
VF                                                       22,275             1,656,815
                                                                      ---------------
Total                                                                       6,247,929
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.2%)
Countrywide Financial                                 2,334,660(f)         13,494,335
Downey Financial                                         24,898(f)            352,058
Fannie Mae                                              374,799            10,606,812
Freddie Mac                                           1,038,425            25,867,166
Hudson City Bancorp                                      66,492             1,271,987
New York Community Bancorp                              200,112             3,736,091
Washington Federal                                       34,594               823,683
                                                                      ---------------
Total                                                                      56,152,132
-------------------------------------------------------------------------------------


TOBACCO (1.9%)
Altria Group                                          1,597,186            31,943,720
Philip Morris Intl                                    1,134,583(b)         57,897,770
UST                                                      70,667             3,679,631
                                                                      ---------------
Total                                                                      93,521,121
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                               8,623               747,700
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (2.8%)
American Tower Cl A                                      21,906(b)            951,159
Millicom Intl Cellular                                   28,950(b,c)        3,126,890
MTN Group                                               112,870(c)          2,158,169
Orascom Telecom Holding GDR                              44,807(c)          3,351,564
Sprint Nextel                                         1,077,614             8,610,136
Turkcell ADR                                            104,265(b,c)        2,100,940
Vodafone Group                                       27,133,498(c)         86,476,668
Vodafone Group ADR                                      856,908(c)         27,129,707
                                                                      ---------------
Total                                                                     133,905,233
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $4,638,680,547)                                                 $4,615,075,670
-------------------------------------------------------------------------------------





OPTIONS PURCHASED (0.2%)
                                          EXERCISE      EXPIRATION
ISSUER                        CONTRACTS     PRICE          DATE              VALUE(a)
CALLS
Altria Group(j)
Virgin Media(j)
Vodafone Group ADR(j)           240,674     $100.00        Jan. 2009         $531,889
AmeriSource Bergen(j)
Bristol Myers Squibb(j)
Nokia ADR(j)                    224,040      100.00        Jan. 2009          714,688
Genentech                         7,737       80.00        June 2008          483,563
Hong Kong Dollar              1,012,421        7.73       March 2009          493,758
Merck & Co                       20,687       42.50         May 2008          155,153


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

OPTIONS PURCHASED (CONTINUED)
                                          EXERCISE      EXPIRATION
ISSUER                        CONTRACTS     PRICE          DATE              VALUE(a)
CALLS (CONT.)
Virgin Media(j)
Vodafone Group ADR(j)
XM Satellite Radio Cl A(j)      213,932     $100.00        Jan. 2009         $879,260
Virgin Media                     10,424       17.50        June 2008          156,360
XM Satellite Radio Cl A           3,707       11.00         May 2008          240,955
XM Satellite Radio Cl A           3,299       13.00         May 2008           41,238
-------------------------------------------------------------------------------------


PUTS
China Medical Technologies
 ADR(c)                           1,065       40.00        June 2008          505,875
Energy Select Sector SPDR         1,002       75.00         May 2008           35,571
Goldman Sachs Group             239,727      446.25        Aug. 2008        3,177,253
Russell 1000 Growth Index         2,804      577.61        June 2008        2,556,278
-------------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
(Cost: $17,642,238)                                                        $9,971,841
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.1%)(g)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.72%             148,444,808(l)       $148,444,808
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $148,444,808)                                                     $148,444,808
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,804,767,593)(m)                                              $4,773,492,319
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2008, the value of foreign securities represented 9.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $30,807,523 or 0.6% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f)  At April 30, 2008, security was partially or fully on loan.

(g) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.8% of net assets. The Fund's cash equivalent position is 2.3% of net assets.

(h) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                  COST
----------------------------------------------------------------------------
Apollo Mgmt LP*                      08-02-07 thru 04-29-08      $31,475,880
Oaktree Capital Group LLC Cl A
  Unit*                              05-21-07 thru 03-14-08       12,311,357
Virgin Media                         05-24-06 thru 04-15-08      226,508,632


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                              CONTRACTS
---------------------------------------------------------------------------------------
PURCHASE CONTRACTS
S&P 500 Index, June 2008                                                         222


(j) Represents a worst-of-call-option that is a bundle of long forwards. All mature on the option's expiration date but have different underliers. At expiration, only one settles and this is chosen in the issuer's favor.

(k) At April 30, 2008, securities valued at $58,064,952 were held to cover open call options written as follows:

                                              EXERCISE    EXPIRATION
ISSUER                           CONTRACTS      PRICE        DATE       VALUE(a)
--------------------------------------------------------------------------------
Merck & Co                         12,693      $47.50       May 2008     $31,733
Virgin Media                        7,852       22.50      June 2008      37,910
--------------------------------------------------------------------------------
Total value                                                              $69,643
--------------------------------------------------------------------------------


(l) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2008.

(m) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $4,804,768,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $430,789,000
Unrealized depreciation                                                     (462,065,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(31,276,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
5  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
6  RIVERSOURCE LARGE CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE LARGE CAP VALUE FUND

                                AT APRIL 30, 2008



APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (4.9%)
Boeing                                                  6,783                $575,605
DRS Technologies                                        1,120                  69,933
General Dynamics                                        2,192                 198,201
Goodrich                                                6,825                 465,124
Honeywell Intl                                         10,712                 636,293
L-3 Communications Holdings                             2,582                 287,764
Lockheed Martin                                         5,058                 536,350
Northrop Grumman                                          842                  61,946
Spirit Aerosystems Holdings Cl A                        2,508(b)               73,158
United Technologies                                     4,723                 342,276
                                                                      ---------------
Total                                                                       3,246,650
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Northwest Airlines                                      7,017(b)               67,784
UAL                                                     1,119                  16,673
                                                                      ---------------
Total                                                                          84,457
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Fiat                                                    3,023(c)               67,922
Ford Motor                                             10,871(b)               89,795
                                                                      ---------------
Total                                                                         157,717
-------------------------------------------------------------------------------------


BEVERAGES (1.2%)
Coca-Cola                                               7,106                 418,330
Molson Coors Brewing Cl B                               4,251                 233,125
PepsiCo                                                 2,324                 159,264
                                                                      ---------------
Total                                                                         810,719
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.3%)
Amgen                                                   3,603(b)              150,858
Genzyme                                                   463(b)               32,572
                                                                      ---------------
Total                                                                         183,430
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.2%)
Masco                                                   8,570                 156,060
-------------------------------------------------------------------------------------


CAPITAL MARKETS (4.3%)
Apollo Mgmt LP                                         11,000(d,e)            167,750
Bank of New York Mellon                                 7,561                 329,130
Blackstone Group LP                                     5,760                 107,539
Goldman Sachs Group                                     1,805                 345,423
KKR Private Equity Investors LP Unit                    5,934                  88,417
Lehman Brothers Holdings                                6,993                 309,370
Merrill Lynch & Co                                     13,015                 648,538
Morgan Stanley                                         12,009                 583,637
Oaktree Capital Group LLC Cl A Unit                     4,000(d,e)            112,000
Och-Ziff Capital Management Group LLC Cl A                344                   6,677
State Street                                            1,585                 114,342
                                                                      ---------------
Total                                                                       2,812,823
-------------------------------------------------------------------------------------


CHEMICALS (1.6%)
Ashland                                                 1,255                  66,540
Dow Chemical                                           14,049                 564,068
Eastman Chemical                                        1,578                 115,983
EI du Pont de Nemours & Co                              6,573                 321,485
                                                                      ---------------
Total                                                                       1,068,076
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.0%)
PNC Financial Services Group                            4,113                 285,237
US Bancorp                                              6,187                 209,677
Wachovia                                               15,869                 462,581
Wells Fargo & Co                                       12,064                 358,904
                                                                      ---------------
Total                                                                       1,316,399
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.3%)
Cisco Systems                                          15,968(b)              409,420
Motorola                                               23,794                 236,988
Nokia ADR                                              13,031(c)              391,842
QUALCOMM                                                8,773                 378,906
Telefonaktiebolaget LM Ericsson ADR                     5,361(c)              135,204
                                                                      ---------------
Total                                                                       1,552,360
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.1%)
Apple                                                     275(b)               47,836
Dell                                                    3,552(b)               66,174
Hewlett-Packard                                        12,426                 575,945
IBM                                                     4,916                 593,361
SanDisk                                                 3,863(b)              104,649
                                                                      ---------------
Total                                                                       1,387,965
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                                   1,138                 173,966
KBR                                                     4,807                 138,634
                                                                      ---------------
Total                                                                         312,600
-------------------------------------------------------------------------------------


CONSUMER FINANCE (1.4%)
American Express                                        8,356                 401,255
Capital One Financial                                   9,355                 495,815
                                                                      ---------------
Total                                                                         897,070
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (--%)
Temple-Inland                                           1,444                  16,851
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (7.6%)
Bank of America                                        61,224               2,298,348
Citigroup                                              49,938               1,261,933
JPMorgan Chase & Co                                    30,311               1,444,319
                                                                      ---------------
Total                                                                       5,004,600
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (6.2%)
AT&T                                                   55,113               2,133,425
Citizens Communications                                 7,484                  80,228
Deutsche Telekom                                        9,327(c)              168,059
Global Crossing                                         3,443(b,c)             57,567
Verizon Communications                                 40,612               1,562,750
Windstream                                              7,284                  85,514
                                                                      ---------------
Total                                                                       4,087,543
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (3.0%)
Entergy                                                 4,554                 523,072
Exelon                                                  6,361                 543,738
FPL Group                                               2,069                 137,154
Pinnacle West Capital                                   1,741                  59,090
PPL                                                     2,812                 135,032
Southern                                               15,311                 570,029
                                                                      ---------------
Total                                                                       1,968,115
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric                                        6,279                 328,141
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Amphenol Cl A                                           1,769                  81,692
Tyco Electronics                                        3,299                 123,416
                                                                      ---------------
Total                                                                         205,108
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes                                              942                 $76,189
ENSCO Intl                                              1,053                  67,108
Halliburton                                             4,856                 222,939
Natl Oilwell Varco                                      2,755(b)              188,580
Pride Intl                                              3,216(b)              136,519
Transocean                                              1,714(b)              252,746
Weatherford Intl                                        2,079(b)              167,713
                                                                      ---------------
Total                                                                       1,111,794
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.2%)
CVS Caremark                                            4,033                 162,812
Safeway                                                 3,427                 108,293
Walgreen                                                2,106                  73,394
Wal-Mart Stores                                         8,167                 473,523
                                                                      ---------------
Total                                                                         818,022
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.9%)
General Mills                                           2,250                 135,900
Kellogg                                                 3,826                 195,776
Kraft Foods Cl A                                        9,229                 291,914
                                                                      ---------------
Total                                                                         623,590
-------------------------------------------------------------------------------------


GAS UTILITIES (0.3%)
ONEOK                                                   4,003                 192,624
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Boston Scientific                                      28,265(b)              376,772
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.1%)
Aetna                                                   5,602                 244,248
Cardinal Health                                         3,017                 157,095
CIGNA                                                   3,816                 162,981
McKesson                                                1,776                  92,565
UnitedHealth Group                                      3,051                  99,554
                                                                      ---------------
Total                                                                         756,443
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.9%)
Darden Restaurants                                      2,058                  73,224
Intl Game Technology                                    3,463                 120,305
Marriott Intl Cl A                                      4,024                 138,023
McDonald's                                              3,095                 184,400
Pinnacle Entertainment                                  3,652(b)               56,679
                                                                      ---------------
Total                                                                         572,631
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.7%)
Centex                                                 10,420                 216,944
DR Horton                                              17,704                 274,235
Harman Intl Inds                                        2,549                 104,178
Hovnanian Enterprises Cl A                             13,005(b)              153,719
KB Home                                                10,762                 242,145
Lennar Cl A                                             5,065                  93,297
Standard-Pacific                                       11,275                  57,052
                                                                      ---------------
Total                                                                       1,141,570
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (1.2%)
Colgate-Palmolive                                       4,595                 324,867
Procter & Gamble                                        6,710                 449,905
                                                                      ---------------
Total                                                                         774,772
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (2.6%)
3M                                                      1,517                 116,657
General Electric                                       42,465               1,388,606
Tyco Intl                                               4,381(c)              204,987
                                                                      ---------------
Total                                                                       1,710,250
-------------------------------------------------------------------------------------


INSURANCE (7.0%)
ACE                                                    12,128(c)              731,197
AFLAC                                                   8,042                 536,160
American Intl Group                                    27,011               1,247,908
Arch Capital Group                                      1,511(b,c)            106,752
Assured Guaranty                                        2,891(c)               73,113
Chubb                                                   4,957                 262,572
Endurance Specialty Holdings                            2,529(c)               93,902
Hartford Financial Services Group                       8,164                 581,848
MetLife                                                 4,058                 246,929
Prudential Financial                                    8,224                 622,639
Validus Holdings                                        1,414(c)               32,169
XL Capital Cl A                                         1,916(c)               66,849
                                                                      ---------------
Total                                                                       4,602,038
-------------------------------------------------------------------------------------


IT SERVICES (0.8%)
Affiliated Computer Services Cl A                       3,264(b)              172,894
Automatic Data Processing                               4,307                 190,370
Electronic Data Systems                                 4,488                  83,297
HCL Technologies                                        5,637(c)               40,118
MasterCard Cl A                                           242                  67,315
                                                                      ---------------
Total                                                                         553,994
-------------------------------------------------------------------------------------


MACHINERY (2.3%)
Caterpillar                                             3,147                 257,676
Deere & Co                                              5,673                 476,930
Flowserve                                               2,646                 328,342
Ingersoll-Rand Cl A                                     1,547(c)               68,656
Parker Hannifin                                         4,812                 384,238
                                                                      ---------------
Total                                                                       1,515,842
-------------------------------------------------------------------------------------


MEDIA (5.0%)
Comcast Cl A                                           11,925                 245,059
Comcast Special Cl A                                    7,731                 156,475
DISH Network Cl A                                       1,937(b)               57,800
News Corp Cl A                                         34,103                 610,444
Sirius Satellite Radio                                 21,414(b)               55,034
Time Warner                                            42,843                 636,218
Viacom Cl B                                             6,326(b)              243,171
Virgin Media                                           35,223(e)              454,377
Vivendi                                                 9,719(b,c)            395,619
Walt Disney                                            13,268                 430,281
                                                                      ---------------
Total                                                                       3,284,478
-------------------------------------------------------------------------------------


METALS & MINING (0.4%)
Alcoa                                                   7,588                 263,911
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.0%)
JC Penney                                               8,746                 371,706
Kohl's                                                  2,384(b)              116,458
Target                                                  3,295                 175,063
                                                                      ---------------
Total                                                                         663,227
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.8%)
Dominion Resources                                      6,947                 301,430
Xcel Energy                                            10,607                 220,626
                                                                      ---------------
Total                                                                         522,056
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (14.5%)
Anadarko Petroleum                                      1,590                 105,830
BP ADR                                                  6,114(c)              445,038
Chesapeake Energy                                       2,408                 124,494
Chevron                                                23,261               2,236,545
ConocoPhillips                                         16,706               1,439,222
Devon Energy                                            3,932                 445,889
Exxon Mobil                                            39,017               3,631,312
Marathon Oil                                            3,585                 163,368
Royal Dutch Shell ADR                                   2,056(c)              165,117
Total                                                   7,870(c)              662,826
Valero Energy                                           1,950                  95,258
XTO Energy                                              1,727                 106,832
                                                                      ---------------
Total                                                                       9,621,731
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.6%)
Intl Paper                                              7,609                 199,128
Weyerhaeuser                                            3,016                 192,662
                                                                      ---------------
Total                                                                         391,790
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.4%)
Avon Products                                           5,217                 203,568
Herbalife                                               1,512(c)               66,195
                                                                      ---------------
Total                                                                         269,763
-------------------------------------------------------------------------------------


PHARMACEUTICALS (5.4%)
Bristol-Myers Squibb                                   28,496                 626,057
Eli Lilly & Co                                          1,512                  72,788
Johnson & Johnson                                       5,480                 367,653
Merck & Co                                             13,865                 527,425
Pfizer                                                 76,690               1,542,235
Schering-Plough                                         3,599                  66,258
Wyeth                                                   8,204                 364,832
                                                                      ---------------
Total                                                                       3,567,248
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Annaly Capital Management                               3,539                  59,314
Apartment Investment & Management Cl A                  3,329                 123,106
                                                                      ---------------
Total                                                                         182,420
-------------------------------------------------------------------------------------


ROAD & RAIL (--%)
Hertz Global Holdings                                   1,103(b)               14,185
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Analog Devices                                          2,246                  72,344
Atmel                                                  28,350(b)              105,462
Cypress Semiconductor                                   4,779(b)              134,385
Infineon Technologies                                   6,849(b,c)             64,271
Infineon Technologies ADR                               8,422(b,c)             77,819
Intel                                                  19,678                 438,032
LSI                                                    16,993(b)              105,357
Micron Technology                                      24,931(b)              192,467
ON Semiconductor                                        6,233(b)               46,561
Spansion Cl A                                          29,290(b)               96,657
Texas Instruments                                       3,580                 104,393
                                                                      ---------------
Total                                                                       1,437,748
-------------------------------------------------------------------------------------


SOFTWARE (1.1%)
ACI Worldwide                                           1,349(b)               29,813
Microsoft                                              18,008                 513,587
Oracle                                                  7,789(b)              162,401
Quest Software                                          2,768(b)               36,870
                                                                      ---------------
Total                                                                         742,671
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


SPECIALTY RETAIL (1.4%)
Gap                                                     4,620                 $86,024
Home Depot                                              6,082                 175,162
Limited Brands                                          3,203                  59,320
Lowe's Companies                                       14,854                 374,172
Penske Automotive Group                                 1,980                  41,441
TJX Companies                                           5,157                 166,159
                                                                      ---------------
Total                                                                         902,278
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (2.2%)
Countrywide Financial                                  62,497                 361,233
Fannie Mae                                             12,268                 347,184
Freddie Mac                                            25,909                 645,393
New York Community Bancorp                              3,980                  74,307
                                                                      ---------------
Total                                                                       1,428,117
-------------------------------------------------------------------------------------


TOBACCO (1.8%)
Altria Group                                           17,268                 345,360
Philip Morris Intl                                     15,400(b)              785,862
UST                                                     1,366                  71,128
                                                                      ---------------
Total                                                                       1,202,350
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Sprint Nextel                                          25,956                 207,388
Vodafone Group ADR                                     10,485(c)              331,956
                                                                      ---------------
Total                                                                         539,344
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $64,451,790)                                                       $65,380,343
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.72%               537,817(f)             $537,817
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $537,817)                                                             $537,817
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $64,989,607)(g)                                                    $65,918,160
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2008, the value of foreign securities represented 6.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $279,750 or 0.4% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                COST
-------------------------------------------------------------------------
Apollo Mgmt LP*                      08-02-07 thru 01-16-08      $245,450
Oaktree Capital Group LLC Cl A
  Unit*                              05-21-07 thru 07-19-07       165,780
Virgin Media                         11-30-05 thru 04-10-08       740,788



     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2008.

(g) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $64,990,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $9,235,000
Unrealized depreciation                                                      (8,307,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                    $928,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Large Cap Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 27, 2008